Fees and Expenses	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the EBS Income & Appreciation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses	0.18%
Shareholder Servicing Fees(2)	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(3)	0.24%

(1)	This Fund represents one of the investment strategies offered by Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”). Shareholders in the Fund do not pay “Management Fees” directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser’s fee schedule is included in Part 2A of the Adviser’s Form ADV, which is available for download at www.ebsinvests.com and on the SEC’s website. In addition, shareholders may incur brokerage and/or other transaction-based fees for maintaining custody/trading accounts with a broker-dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.

(2)	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund’s average daily net assets.

(3)	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the EBS Income & Appreciation Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The EBS Income & Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the EBS Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses	0.13%
Shareholder Servicing Fees(2)	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(3)	0.18%

(1)	This Fund represents one of the investment strategies offered by the Adviser. Shareholders in the Fund do not pay “Management Fees” directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser’s fee schedule is included in Part 2A of the Adviser’s Form ADV, which is available for download at www.ebsinvests.com and on the SEC’s website. In addition, shareholders may incur brokerage and/or other transaction-based fees for maintaining custody/trading accounts with a broker-dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.

(2)	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund’s average daily net assets.

(3)	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the EBS Income Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The EBS Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%